Hull Tactical US ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUND – 44.5%
SPDR S&P 500 ETF Trust‡	25,230	$11,016,175

Total Exchange-Traded Fund
(Cost $7,556,554)		11,016,175

Total Investments - 44.5%
(Cost $7,556,554)		$11,016,175

	Contracts	Fair Value
PURCHASED OPTION(A) – 0.2%

Total Purchased Option - 0.2%
(Cost $53,496)	14	$48,678

WRITTEN OPTION(A) – (0.5)%

Total Written Option - (0.5)%
(Premiums Received $76,466)	(30)	$(119,550)

A list of the open option contracts held by the Fund at February 28, 2022, was as follows:

	Number of	Notional
Description	Contracts	Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTION — 0.2%

Call Options
SPX US Index Call	14	$6,123,516	$4,500.00	03/21/22	$48,678

TOTAL PURCHASED OPTION
(Cost $53,496)		$6,123,516			$48,678

WRITTEN OPTION — (0.5)%

Put Options
SPX US Index Put	(30)	$(13,121,820)	$4,050.00	03/21/22	$(119,550)

TOTAL WRITTEN OPTION
(Premiums Received $76,466)		$(13,121,820)			$(119,550)

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation

S&P 500 Index E-MINI	58	Mar-2022	$12,475,800	$12,667,200	$191,400

Percentages are based on Net Assets of $24,730,982.

‡	The Fund’s investment in the SPDR S&P 500 ETF Trust represents greater than 25% of the Fund’s total investments. The SPDR S&P 500 ETF Trust seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500® Index. For further financial information, available upon request at no charge, on the SPDR S&P 500 ETF Trust, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Refer to table below for details on Options Contracts.

ETF – Exchange-Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipts

SPX – Standard & Poor’s 500 Index

As of February 28, 2022, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual and semi-annual financial statements.

HTU-QH-001-1400